Prepaid Deposits for Acquisitions (Details Narrative) 10Q - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Prepaid deposits for acquisitions	$ 55,297	$ 23,200
Crescent Acquisition [Member]
Consideration for prepaid deposits for acquisitions		20,000
Global Institute of Vocational Education [Member]
Consideration for prepaid deposits for acquisitions	$ 35,297	$ 3,200